Share Repurchase Programs (Details 2) (USD $) In Billions, except Share data in Millions, unless otherwise specified		12 Months Ended				1 Months Ended			1 Months Ended	2 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2011 and 2012 Share Repurchase	Dec. 31, 2012 2012 Repurchase Program	Dec. 31, 2010 2009 Repurchase Program	Dec. 31, 2011 2010 Repurchase Program	Sep. 30, 2012 September 19, 2012	Sep. 20, 2012 September 19, 2012	Sep. 19, 2012 September 19, 2012	Sep. 30, 2012 November 16, 2012	Dec. 31, 2012 November 16, 2012	Nov. 16, 2012 November 16, 2012	Sep. 20, 2012 November 16, 2012	Sep. 19, 2012 November 16, 2012	Dec. 31, 2011 August 24, 2011	Dec. 31, 2012 August 24, 2011	Aug. 25, 2012 August 24, 2011	Sep. 16, 2011 August 24, 2011	Aug. 25, 2011 August 24, 2011	Aug. 24, 2011 August 24, 2011
Accelerated share repurchases
Amount under ASR agreement entered with Barclays								$ 1.2					$ 1.2						$ 1.0
Notional purchase price (as a percent)						50.00%			50.00%
Shares repurchased under ASR agreement with Barclays	25.6						12.6				13.0							20.3
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)						$ 47.71				$ 46.96
Additional shares receivable under ASR agreement with Barclays														1.6
Repurchase of common stock (in shares)		95.0		42.4	56.4
Repurchase of common stock		4.3		1.5	2.0
Amount available for repurchases			4.7
Price paid under ASR agreement with Barclays												$ 1.2				$ 1.0		$ 1.0
Additional shares repurchased under ASR agreement with Barclays																	5.4
Shares repurchased under ASR agreement with Barclays & placed into treasury stock															27.3